Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0001922446
Registrant Name	Diversified Energy Co PLC
Registration File Number	333-287373
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A